FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Debt Securities, Held-to-Maturity [Table Text Block]

				Gross
			Amortized	Holding	Fair
	Trading Securities	Level	Cost	Loss	Value
September 30, 2022	Money Market Funds	1	$ n/a	$ n/a	$117,197,128

				Gross
			Amortized	Holding	Fair
	Held-To-Maturity	Level	Cost	Loss	Value
December 31, 2021	U.S. Treasury Securities (Matured on 3/17/2022)	1	$116,726,019	$(3,097)	$116,722,922

				Gross
			Amortized	Holding
	Held-To-Maturity	Level	Cost	Loss	Fair Value
December 31, 2021	U.S. Treasury Securities (Matured on 3/17/2022)	1	$116,726,019	$(3,097)	$116,722,922